Annual Operating Expenses {- Templeton Growth VIP Fund} - FTVIP Class 2-70 - Templeton Growth VIP Fund - Class 2	May 01, 2021
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual Fund operating expenses	1.16%